SHARES TO BE ISSUED - LIABILITY	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Shares To Be Issued - Liability
SHARES TO BE ISSUED - LIABILITY

NOTE 10 – SHARES TO BE ISSUED - LIABILITY

As of March 31, 2022 and December 31, 2021, the Company entered into various consulting agreements with consultants, directors, and convertible debt. The balances of shares to be issued – liability were $570,062 and $1,047,885, respectively. The Company recorded these consultant and director shares under liability based on the shares will be issued at a fixed monetary amount known at inception under ASC 480.

Shares to be issued - liability is summarized as below:

Beginning Balance, January 1, 2022	$1,047,885
Shares to be issued	262,465
Shares issued	(772,485)
Ending Balance, March 31, 2022	$537,865

Shares to be issued - liability is summarized as below:

Beginning Balance, January 1, 2021	$87,029
Shares to be issued	6,415,046
Shares issued	(5,454,190)
Ending Balance, December 31, 2021	$1,047,885

NOTE 11 – SHARES TO BE ISSUED - LIABILITY

As of December 31, 2021 and 2020, the Company entered into various consulting agreements with consultants, directors, and convertible debt. The balances of shares to be issued – liability were $1,047,885 and $87,029 and has not been issued as of September 30, 2021 and December 31, 2020, respectively. The Company recorded these consultant and director shares under liability based on the shares will be issued at a fixed monetary amount known at inception under ASC 480.

Shares to be issued - liability is summarized as below:

Beginning Balance, January 1, 2021	$87,029
Shares to be issued	6,415,046
Shares issued	(5,454,190)
Ending Balance, December 31, 2021	$1,047,885

Shares to be issued - liability is summarized as below:

Beginning Balance, January 2, 2020	$-
Shares to be issued	87,029
Shares issued	-
Ending Balance, December 31, 2020	$87,029